Intangible Assets - Turkcell 3G License - Additional Information (Detail) ₺ in Thousands, $ in Thousands		12 Months Ended
	Apr. 30, 2009 USD ($)	Dec. 31, 2017 TRY (₺)	Dec. 31, 2016 TRY (₺)	Dec. 31, 2015 TRY (₺)
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible asset		₺ 8,340,410	₺ 8,235,989	₺ 8,232,637
Turkcell 3G license [member]
Disclosure of detailed information about intangible assets [line items]
Consideration paid for acquiring license | $	$ 358,000
Amortization period of intangible asset		25 years	20 years
Carrying amount of intangible asset		₺ 436,014	₺ 474,486